AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 26, 2019

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 729	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 730	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 26, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 729 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating October 26, 2019 as the new effective date for Post-Effective Amendment No. 618 to the Trust’s Registration Statement, which was filed on July 31, 2017 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 634, 639, 643, 647, 652, 658, 667, 675, 686, 691, 694, 696, 698, 701, 703, 705, 706, 710, 713, 716, 717, 719, 721, 725, 727 and 728 to the Trust’s Registration Statement filed on October 13, 2017, November 9, 2017, December 1, 2017, December 29, 2017, January 26, 2018, February 23, 2018, March 23, 2018, April 20, 2018, May 18, 2018, June 15, 2018, July 13, 2018, August 10, 2018, September 7, 2018, October 5, 2018, November 2, 2018, November 30, 2018, December 21, 2018, January 18, 2019, February 15, 2019, March 15, 2019, April 12, 2019, May 10, 2019, June 7, 2019, July 3, 2019, August 1, 2019 and August 29, 2019, respectively. This Amendment relates solely to PowerShares Income Builder Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 618 to the Trust’s Registration Statement, which was filed on July 31, 2017 and Part C of Post-Effective Amendment No. 724 to the Trust’s Registration Statement, which was filed on June 20, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 26th day of September, 2019.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	September 26, 2019
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	September 26, 2019
Kelli Gallegos

/s/ Anna Paglia	Secretary	September 26, 2019
Anna Paglia

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	September 26, 2019
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	September 26, 2019
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	September 26, 2019
Kevin M. Carome

**/s/ Edmund P. Giambastiani, Jr.	Trustee	September 26, 2019
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	September 26, 2019
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	September 26, 2019
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	September 26, 2019
Yung Bong Lim

**/s/ Joanne Pace	Trustee	September 26, 2019
Joanne Pace

*/s/ Gary R. Wicker	Trustee	September 26, 2019
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	September 26, 2019
Donald H. Wilson

*By: /s/ Anna Paglia		September 26, 2019
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 707 to the Trust’s Registration Statement and incorporated by reference herein.
**	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 724 to the Trust’s Registration Statement and incorporated by reference herein.